Consolidated Statement of Changes in Equity (Parenthetical) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020	Dec. 31, 2019
Reserve of gains and losses on hedging instruments that hedge investments in equity instruments	£ 309.1		£ 273.6	£ 145.9
Recognition and remeasurement of financial instruments	(241.6)	[1]	76.9	23.7
Other reserves
Recognition and remeasurement of financial instruments	(242.7)	[1]	£ 103.5	£ 10.6
Other reserves | Finsbury Glover Hering and Sard Verbinnen & Co
Recognition and remeasurement of financial instruments	£ 219.6

[1]	During the year, the Group merged Finsbury Glover Hering and Sard Verbinnen & Co to form a leading global communications firm. As a part of this transaction, certain management acquired shares in the Company and a put option was granted which allows the equity partners to require the Group to purchase these shares. This resulted in a movement in other reserves in the year of £219.6 million.